Revenue Disaggregation and Operating Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue Disaggregation and Operating Segments
Revenue Disaggregation and Operating Segments
(7)	Revenue Disaggregation and Operating Segments

The Company conducts operations worldwide and has sales in the following regions: United States, Australia, Europe and Rest of World. For the three and six months ended June 30, 2024 and 2023, the Company primarily sold the Lap-Band system and accessories. The following table presents the Company’s revenue disaggregated by geography:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
United States	$1,663	$1,929	$3,281	$3,742
Australia	103	123	205	280
Europe	198	193	396	497
Rest of World	1	9	27	22
Total revenue	$1,965	$2,254	$3,909	$4,541

Operating Segments

The Company conducts operations worldwide and is managed in the following geographical regions: United States, Australia, Europe and the Rest of World (primarily in the Middle East). All regions sell the Lap-Band system, which consisted of nearly all our revenue and gross profit for the three and six months ended June 30, 2024 and 2023. There was no revenue or gross profit recorded for the DBSN device for the three and six months ended June 30, 2024 and 2023, as this product is still in the development stage. Additionally, there was no revenue recorded for the Obalon Balloon system during the three months and six months ended June 30, 2024 and 2023.

(11)	Revenue Disaggregation and Operating Segments

The following table presents the Company’s revenue disaggregated by geography:

	Year Ended
	December 31,
	2023	2022
United States	$7,134	$9,230
Australia	526	688
Europe	956	1,252
Rest of world	62	70
Total revenue	$8,678	$11,240

Operating Segments

The Company conducts operations worldwide and is managed in the following geographical regions: United States, Australia, Europe and Rest of World (primarily in the Middle East). All regions sell the Lap-Band product line, which consisted of nearly all our revenue and gross profit for the years ended December 31, 2023 and 2022. During the second half of 2020 the Company launched ReShapeCare, which had minimal revenue for the years ended December 31, 2023 and 2022. During the fourth quarter of 2023, the Company placed the continued development of ReShapeCare on hold indefinitely. There was no revenue or gross profit recorded for the DBSN device in 2023 or 2022 because this product is still in the development stage. During June 2021, the Company merged with Obalon, which had no revenues for the years ended December 31, 2023 and 2022.

The Company has one operating segment based on the financial information provided to the Chief Operating Decision Maker (the Chief Executive Officer, or “CODM”). The Company’s CODM evaluates segment performance based on revenue and gross profit at the consolidated level. The CODM does review revenue based on domestic and international. As such, the Company believes reporting revenue based on territory is useful to the user of the financial statements.